Shareholder Report, Average Annual Return (Details) 192610_NETLease Corporate Real Estate ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	83 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
Colterpoint Net Lease Real Estate ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Colterpoint Net Lease Real Estate ETF NAV
Average Annual Return, Percent	11.96%	4.76%	5.62%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	16.99%	14.19%	15.30%
Fundamental Income Net Lease Real Estate TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental Income Net Lease Real Estate TR Index
Average Annual Return, Percent	12.72%	5.42%	6.32%
Dow Jones U.S. Real Estate Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Real Estate Total Return Index
Average Annual Return, Percent	5.89%	6.17%	5.44%